GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                         Retirement Plan Series Account
                            Annual Report Form N-30D
                          File Nos. 33-83928, 811-08762

The information required to be contained in this report for the period ending June 30, 2004, includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:


Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000085

Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000088

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000092

Maxim Series Fund, Inc.
Maxim Short Duration Bond Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000096

Maxim Series Fund, Inc.
Maxim U.S. Government Mortgage Securities Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000101

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000097

Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000078

Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000084

Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000089

Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000099

Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000103

Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000083

Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000080